Supplemental Financial Information - Supplemental Consolidated Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other:
Insurance Claims Receivable	$ 1,784	$ 9,567
Deferred Expense-Current Portion	7,653	3,811
Other	2,754	7,057
Other Assets, Current	12,191	20,435
Other Current Liabilities:
Deferred Revenue-Current Portion	14,546	8,461
Taxes Payable	4,958	4,763
Other	6,979	5,142
Other Current Liabilities	26,483	18,366
Accrued Liabilities:
Taxes other than Income	20,463	14,899
Accrued Payroll and Employee Benefits	34,066	29,758
Accrued Self-Insurance Claims	27,947	22,063
Other	305	3,701
Accrued Liabilities	$ 82,781	$ 70,421